Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended		16 Months Ended	17 Months Ended	18 Months Ended	24 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	36 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	48 Months Ended	53 Months Ended	60 Months Ended	65 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended
	Apr. 27, 2022	Feb. 16, 2022	Mar. 23, 2020	Sep. 15, 2017	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000248910
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly ROCMuni High Income Municipal Bond
Accumulated Value		$ 9,776					$ 9,088					$ 8,715				$ 9,467				$ 4,004
C000248909
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly ROCMuni High Income Municipal Bond
Accumulated Value				$ 1,000,000					$ 1,094,990				$ 1,191,076				$ 1,110,108				$ 1,194,570		$ 1,079,314		$ 1,044,925	$ 1,127,890	$ 479,128
C000248908
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly ROCMuni High Income Municipal Bond
Accumulated Value			$ 10,000			$ 10,844					$ 11,596				$ 10,417				$ 10,022			$ 10,775		$ 4,547
C000248911
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly ROCMuni Short Term Municipal Bond
Accumulated Value	$ 1,000,000				$ 1,010,185					$ 1,033,983				$ 1,083,871				$ 1,120,284
C000248912
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly ROCMuni Short Term Municipal Bond
Accumulated Value	10,000				10,094					10,282				10,752				11,028
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value		10,000					9,475					9,636				10,223				10,231
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				1,000,000					1,005,179				1,092,831				1,128,188				1,166,501		1,065,803		1,083,967	1,149,968	1,150,853
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value			10,000			11,183					11,563				10,565				10,745			11,399		11,408
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	1,000,000				1,000,193					1,017,239				1,079,177				1,080,007
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	10,000				10,002					10,172				10,792				10,800
Bloomberg High Yield Muni Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg High Yield Muni Bond Index
Accumulated Value		$ 10,000					$ 9,274					$ 9,322				$ 10,476				$ 10,319
Bloomberg High Yield Muni Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg High Yield Muni Bond Index
Accumulated Value				$ 1,000,000					$ 1,063,810				$ 1,168,121				$ 1,179,366				$ 1,322,947		$ 1,189,821		$ 1,196,029	$ 1,344,061	$ 1,323,972
Bloomberg High Yield Muni Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg High Yield Muni Bond Index
Accumulated Value			$ 10,000			$ 11,845					$ 13,287				$ 11,950				$ 12,012			$ 13,499		$ 13,297
Bloomberg 3 Year Municipal Bond Index (2-4)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 3 Year Municipal Bond Index (2-4)
Accumulated Value	1,000,000				1,008,259					1,019,537				1,066,139				1,104,514
Bloomberg 3 Year Municipal Bond Index (2-4)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 3 Year Municipal Bond Index (2-4)
Accumulated Value	$ 10,000				$ 10,083					$ 10,195				$ 10,661				$ 11,045